Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities

The following tables present the Company’s fair value hierarchy for its assets and liabilities that are measured at fair value on a recurring basis and indicate the level within the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

	Fair Value Measurements at December 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	5,401	—	—	5,401
	$5,401	$—	$—	$5,401
Liabilities:
Warrant liability - public warrants	$706	$—	$—	$706
Warrant liability - private placement warrants	—	1,213	—	1,213
Warrant liability - Series A penny warrants	—	—	2,525	2,525
	$706	$1,213	$2,525	$4,444

	Fair Value Measurements at December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Cash equivalents:
Money market mutual funds	$2,710	$—	$—	$2,710
Investments in securities	849	64,692	—	65,541
	$3,559	$64,692	$—	$68,251
Liabilities:
Warrant liability - public warrants	$454	$—	$—	$454
Warrant liability - private placement warrants	—	780	—	780
Warrant liability - Series A penny warrants	—	—	1,780	1,780
	$454	$780	$1,780	$3,014

Schedule of Valuation Assumptions

The fair value of the Series A Penny Warrant liability as of December 31, 2025 and December 31, 2024 was determined utilizing a Monte Carlo simulation valuation method, using the following inputs and assumptions:

$ in thousands, except for Stock price, Strike price, and share amounts	December 31, 2025
Warrant Shares	1,469,519
Aggregate Value Cap	$11,250
Stock price	$4.11
Strike price	$0.01
Term (in years)	3.18 years
Volatility	109.0%
Risk free rate	3.6%
Dividend Rate	—%

$ in thousands, except for Stock price, Strike price, and share amounts	December 31, 2024
Warrant Shares	1,274,742
Aggregate Value Cap	$11,250
Stock price	$3.15
Strike price	$0.01
Term (in years)	4.2 years
Volatility	100.0%
Risk free rate	4.3%
Dividend Rate	—%

Schedule of Change in Fair Value of Derivative Liability

The following table shows the change in the fair value of the Series A Penny Warrant liability for the years ended December 31, 2025 and 2024:

Amount
Balance as of December 31, 2023	$—
Issuance of Series A Penny Warrants	3,747
Change in fair value of Series A Penny Warrants	(1,967)
Balance as of December 31, 2024	1,780
Change in fair value of Series A Penny Warrants	745
Balance as of December 31, 2025	$2,525